RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

5. RELATED PARTY TRANSACTIONS

(a)	Revenue – related parties

For the six months ended June 30, 2025 and 2024, approximately $nil and $134,000, respectively, for sales of products were from Taoping alliance companies, of which TNM has equity investment of over 5% ownership.

(b)	Other revenue – related parties

Other revenue generated from related parties includes system maintenance service provided to Taoping affiliate customers, which was approximately $1,400 and $1,000, for the six months ended June 30, 2025 and 2024, respectively.

(c)	Amounts due to related parties

As of June 30, 2025 and December 31, 2024, the amounts due to related parties was approximately $2.3 million and $1.7 million, respectively, which included borrowing from the Company’s Chairman and Chief Executive Officer, Mr. Jianghuai Lin (“Mr. Lin”), of approximately $0.2 million and $0.4 million, respectively, without interest and matures on December 31, 2025, and a loan balance of approximately $2.1 million (RMB15 million) and approximately $1.3 million (RMB10 million), respectively, from a related company 100% owned by Mr. Lin for 12-month at the interest of 4.75% per annum, which matures on April 15, 2026 and May 31, 2026.